Document and Entity Information Document and Entity Information	Sep. 26, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	CAVCO INDUSTRIES, INC.
Entity Central Index Key	0000278166
Entity Emerging Growth Company	false
Entity File Number	000-08822
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	56-2405642
Entity Address, Address Line One	3636 North Central Avenue, Suite 1200
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85012
City Area Code	602
Local Phone Number	256-6263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CVCO
Security Exchange Name	NASDAQ